FINANCIAL LIABILITIES - BORROWING - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Repayment of borrowings	$ 12	$ 3	$ 236
Secured bank loans received		$ 246	249
SOFR | Bottom of range
Disclosure of detailed information about borrowings [line items]
Nominal interest margin	0.75%
Term Loan
Disclosure of detailed information about borrowings [line items]
Repayment of borrowings			235
Face amount of borrowings			250
Borrowing costs incurred			$ 8
Secured bank loans received	$ 244
Term Loan | SOFR
Disclosure of detailed information about borrowings [line items]
Nominal interest margin	0.26%
Term Loan | Credit Spread Adjustment
Disclosure of detailed information about borrowings [line items]
Nominal interest margin	5.25%